STOCKHOLDERS' EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended			12 Months Ended				18 Months Ended	24 Months Ended	1 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended			12 Months Ended		6 Months Ended	1 Months Ended
	Nov. 21, 2011		Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012	Jun. 30, 2013	May 29, 2013 Chief Financial Officer [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jun. 30, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member] Minimum [Member]	Dec. 31, 2012 Stock Option [Member] Maximum [Member]	Dec. 31, 2011 Common Stock [Member]	Nov. 21, 2011 Common Stock [Member]	Nov. 21, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2012 Stock Option Plan [Member]	Feb. 06, 2012 Stock Option Plan [Member]	Jun. 30, 2013 Option Plan [Member] Subsequent Event [Member] Chief Executive Officer [Member]	Nov. 21, 2011 Warrants Not Settleable in Cash [Member]	Nov. 21, 2011 Investors [Member]	Nov. 21, 2011 Can Fite [Member]	Nov. 21, 2011 Investors And Can Fite Warrants [Member]	Apr. 22, 2013 Time Based Options [Member] Chief Executive Officer [Member]
Stockholders Equity [Line Items]
Reverse Recapitalization, Warrants Issued	532,870																									1,455,228	1,267,315
Reverse Recapitalization, Fair Value Of Warrants Issued	$ 329																			$ 304	$ 25
Fair Value Assumptions, Risk Free Interest Rate	0.92%	[1]				0.54%	[1]	0.83%	[1]								0.85%	1.03%							0.92%
Fair Value Assumptions, Expected Dividend Rate	0.00%	[2]				0.00%	[2]	0.00%	[2]							0.00%									0.00%
Fair Value Assumptions, Expected Volatility Rate	76.26%	[3]				79.13%	[3]	76.30%	[3]							80.00%									76.23%
Fair Value Assumptions, Expected Term	5 years	[4]				3 years 11 months 1 day	[4]	4 years 11 months 1 day	[4]							5 years 2 months 23 days									3 years 8 months 19 days
Warrants, Exercise Price			$ 7.74	[5]																								$ 7.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Intrinsic Value																									$ 458
Common Stock, Capital Shares Reserved for Future Issuance																						1,036,666	1,088,888						104,412
Common Stock, Par Or Stated Value			$ 0.001			$ 0.001	[3]	$ 0.001		$ 0.001 [3]	$ 0.001												$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance			$ 6.12			$ 9				$ 9	$ 6.12											$ 9.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			9 years 3 months 18 days																			36 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			9 years 3 months 18 days			9 years 1 month 6 days																10 years							10 years
Share-based Compensation			436		133	220		0		220	656	25				220
Options, Risk-free interest rate	0.92%	[1]				0.54%	[1]	0.83%	[1]								0.85%	1.03%							0.92%
Options, Expected Dividend Rate	0.00%	[2]				0.00%	[2]	0.00%	[2]							0.00%									0.00%
Options, Expected Volatility Rate	76.26%	[3]				79.13%	[3]	76.30%	[3]							80.00%									76.23%
Options, Expected Term	5 years	[4]				3 years 11 months 1 day	[4]	4 years 11 months 1 day	[4]							5 years 2 months 23 days									3 years 8 months 19 days
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options															$ 455	$ 117
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition															2 years 6 months	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			522,092										52,222			52,222													469,855
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 5.4									$ 9.00		$ 6.638										$ 5.29					$ 5.29
Investment Options, Expiration Date												May 29, 2023												Aug. 28, 2013					Aug. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested												29,375
Share based Compensation Arrangements by Share based Payment Award Options Expected to vest												29,375
Aggregate Instrinsic Value Difference Between Exercise Price And Closing Price Of The Common Stock Shares			$ 6.615								$ 6.615
Stock Issued During Period, Shares, New Issues	118,415																		1,210,044 [6]							323,384	281,625
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			282,803								282,803													8,701
Stockholders Equity, Reverse Stock Split			1:4.5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized For Issuance Upon Exercise Of Options												13,055

[1]	Risk-free interest rate — based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).
[2]	Expected dividend yield — was based on the fact that the Company has not paid dividends to Ordinary its stockholders in the past and does not expect to pay dividends to stockholders in the foreseeable future.
[3]	Expected volatility — was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.
[4]	Expected life — the expected life of the conversion feature was based on the term of the derivative.
[5]	The aggregate intrinsic value is calculated as the difference between the exercise price of the stock options and the closing price of the shares of the Company’s Common Stock of $6.615 as of June 30, 2013.
[6]	Net of issuance expenses in an amount of $612.